Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 44,873		¥ 51,346
Equity method investments	27,247		15,036
Total	72,120	$ 11,377	66,382
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investments	25,842		11,522
Others
Schedule of Investments [Line Items]
Equity method investments	1,405		3,514
iSNOB Holding Limited
Schedule of Investments [Line Items]
Available-for-sale debt securities	21,918		22,595
Hangzhou Ruisha Technology Co Ltd
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		19,065
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		1,686	¥ 10,996
Xuanwei Limited
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		0
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		0
Poppy Mobile Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities	15,871		0
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 7,084		¥ 8,000